CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Subscription	$ 733,275	$ 472,023	$ 280,649
Perpetual license	14,449	21,037	49,964
Maintenance and professional services	253,018	258,828	261,097
Total revenues	1,000,742	751,888	591,710
Cost of revenues:
Subscription	115,852	74,623	46,249
Perpetual license	1,594	1,873	2,893
Maintenance and professional services	90,931	79,635	76,904
Total cost of revenues	208,377	156,131	126,046
Gross profit	792,365	595,757	465,664
Operating expenses:
Research and development	243,058	211,445	190,321
Sales and marketing	480,977	405,983	345,273
General and administrative	141,134	94,801	82,520
Total operating expenses	865,169	712,229	618,114
Operating loss	(72,804)	(116,472)	(152,450)
Financial income, net	56,838	53,214	15,432
Loss before taxes on income	(15,966)	(63,258)	(137,018)
Tax benefit (taxes on income)	(77,495)	(3,246)	6,650
Net loss	$ (93,461)	$ (66,504)	$ (130,368)
Basic net loss per ordinary share	$ (2.12)	$ (1.6)	$ (3.21)
Diluted net loss per ordinary share	$ (2.12)	$ (1.6)	$ (3.21)
Change in net unrealized gains (losses) on marketable securities:
Net unrealized gains (losses) arising during the year	$ 3,098	$ 7,920	$ (11,889)
Net (gains) losses reclassified into net loss	556	(17)	156
Change in unrealized losses on marketable securities, total	3,654	7,903	(11,733)
Change in unrealized net gain (loss) on cash flow hedges:
Net unrealized gains (losses) arising during the year	2,373	(2,898)	(11,418)
Net (gains) losses reclassified into net loss	(2,005)	8,706	7,194
Change in unrealized gain (loss) on cash flow hedges, Total	368	5,808	(4,224)
Other comprehensive income (loss), net of taxes of $(2,176), $1,870 and $(252) for 2022, 2023 and 2024, respectively	4,022	13,711	(15,957)
Total comprehensive loss	$ (89,439)	$ (52,793)	$ (146,325)